Deed Of Cross Guarantee - Schedule of Consolidated Statement of Comprehensive Income (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Guarantee [Line Items]
Sale of goods	$ 7,705,398	$ 1,198,861	$ 901,376
Total revenue	7,705,398	1,198,861	901,376
Cost of sales	(1,697,823)	(511,646)	(463,285)
Gross profit	6,007,575	687,215	438,091
Other income	8,715,847	10,172,698	7,230,970
Operating costs
Sales and marketing expenses	(17,576,754)	(8,936,441)	(5,201,761)
Finance costs	(37,769)	(26,586)	(12,754)
Loss from continuing operations before income tax benefit	(35,340,090)	(17,904,951)	(12,559,261)
Income tax benefit	(179,863)	(1,385,796)	(1,048,237)
Total other comprehensive loss for the period	(33,377,005)	(15,955,876)	(11,859,578)
Closed Company [Member]
Guarantee [Line Items]
Sale of goods	1,126,407	709,907	452,662
Other income	11,972	59,552	129,958
Total revenue	1,138,379	769,459	582,620
Cost of sales	(511,345)	(331,244)	(243,708)
Gross profit	627,034	438,215	338,912
Other income			184,088
Operating costs
Sales and marketing expenses	(1,286,323)	(1,250,976)	(834,600)
Product development expenses	(352,186)	(43,048)	(2,365,647)
Corporate and administrative expenses	(5,480,845)	(4,660,971)	(3,085,503)
Impairment of inter-company loans	(40,806,526)	(21,368,073)	(5,983,551)
Finance costs	(8,558)		(41)
Total operating costs	(47,934,438)	(27,323,068)	(12,269,342)
Loss from continuing operations before income tax benefit	(47,307,404)	(26,884,853)	(11,746,342)
Income tax benefit	179,863	1,385,796	1,048,634
Total other comprehensive loss for the period	$ (47,127,541)	$ (25,499,057)	$ (10,697,708)